Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of lease costs and additional information
The following table provides the Company’s lease costs for the years ended December 31, 2021, 2020 and 2019:

In millions	Year ended December 31,	2021	2020	2019
Finance lease cost
Amortization of right-of-use assets		$12	$12	$11
Interest on lease liabilities		1	3	8
Total finance lease cost		13	15	19
Operating lease cost		131	143	171
Short-term lease cost		26	42	47
Variable lease cost (1)		58	63	63
Total lease cost (2)		$228	$263	$300
(1)Mainly relates to leases of trucks for the Company's freight delivery service contracts.
(2)Includes lease costs from Purchased services and material and Equipment rents in the Consolidated Statements of Income.
The following table provides additional information for the Company's leases for the years ended December 31, 2021, 2020 and 2019:

In millions	Year ended December 31,	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities ($)
Operating cash outflows from operating leases		129	142	170
Operating cash outflows from finance leases		1	3	6
Financing cash outflows from finance leases		68	59	162
Right-of-use assets obtained in exchange for lease liabilities ($)
Operating lease		135	53	79
Finance lease		6	—	—

Schedule of lease assets and liabilities
The following table provides the Company's lease right-of-use assets and lease liabilities, and their classification on the Consolidated Balance Sheets as at December 31, 2021 and 2020:

In millions	Classification	December 31,	2021	2020
Lease right-of-use assets
Finance leases	Properties		$408	$477
Operating leases	Operating lease right-of-use assets		445	435
Total lease right-of-use assets			$853	$912
Lease liabilities
Current
Finance leases	Current portion of long-term debt		$7	$70
Operating leases	Accounts payable and other		108	107
Noncurrent
Finance leases	Long-term debt		3	4
Operating leases	Operating lease liabilities		322	311
Total lease liabilities			$440	$492

The following table provides the remaining lease terms and discount rates for the Company's leases as at December 31, 2021 and 2020:

December 31,	2021	2020
Weighted-average remaining lease term (years)
Finance leases	1.9	0.8
Operating leases	6.2	6.8
Weighted-average discount rate (%)
Finance leases	1.29	3.10
Operating leases	2.43	2.79

Schedule of finance lease maturities
The following table provides the maturities of lease liabilities for the next five years and thereafter as at December 31, 2021:

In millions	Finance leases	Operating leases (1)
2022	$7	$117
2023	1	93
2024	—	66
2025	—	54
2026	2	34
2027 & thereafter	—	104
Total lease payments	10	468
Less: Imputed interest	—	38
Present value of lease payments	$10	$430
(1)Includes $70 million related to renewal options that are reasonably certain to be exercised.

Schedule of operating lease maturities
The following table provides the maturities of lease liabilities for the next five years and thereafter as at December 31, 2021:

In millions	Finance leases	Operating leases (1)
2022	$7	$117
2023	1	93
2024	—	66
2025	—	54
2026	2	34
2027 & thereafter	—	104
Total lease payments	10	468
Less: Imputed interest	—	38
Present value of lease payments	$10	$430
(1)Includes $70 million related to renewal options that are reasonably certain to be exercised.